Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) PSU USDperPSU	Dec. 31, 2024 USD ($) PSU	Dec. 31, 2023 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	334,670	378,970	372,460
PSU liability at Dec 31, 2025 | $	$ 34,819	$ 25,084	$ 21,126
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2026
Number outstanding | PSU	123,700
Estimated Value Per PSU at Maturity | USDperPSU	119.75
Anticipated performance factor at maturity	155.00%
Percent of vesting period complete	94.00%
PSU liability at Dec 31, 2025 | $	$ 21,604
Grant Year 2024 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2027
Number outstanding | PSU	133,400
Estimated Value Per PSU at Maturity | USDperPSU	118.29
Anticipated performance factor at maturity	118.00%
Percent of vesting period complete	63.00%
PSU liability at Dec 31, 2025 | $	$ 11,721
Grant Year 2025 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2028
Number outstanding | PSU	77,570
Estimated Value Per PSU at Maturity | USDperPSU	116.88
Anticipated performance factor at maturity	63.00%
Percent of vesting period complete	26.00%
PSU liability at Dec 31, 2025 | $	$ 1,494